Concentration of Credit Risk (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Customer A [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	31.40%	0.00%
Customer A [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	18.70%	0.00%
Customer B [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	15.00%	5.50%
Customer B [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	4.90%	10.20%
Supplier A [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	33.20%	0.00%
Supplier A [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	37.70%	0.00%
Supplier B [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	23.20%	31.60%
Supplier B [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	1.50%	18.70%
Supplier C [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	19.60%	11.10%
Supplier C [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	28.10%	9.70%